Lessee Accounting (Remaining Lease Term And Discount Rate) (Detail)	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Weighted-average remaining lease term	54 months	56 months
Weighted-average discount rate	2.10%	2.10%